Basis of consolidation	12 Months Ended
Dec. 31, 2017
Basis of consolidation [Abstract]
Basis of consolidation

3. Basis of consolidation

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 12.

Directly and Indirectly controlled by Banco Santander (Brasil) S.A.			Participation %
	Activity	Direct	Direct and Indirect
Banco Bandepe S.A.	Bank	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	78.57%	99.99%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Buying club	100.00%	100.00%
Atual Companhia Securitizadora de Créditos Financeiros (Atual Securitizadora) (13)	Securitization	100.00%	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	Broker	99.99%	100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros) (Previously named as Santander Participações S.A.) (3)(5) (7)(9)(10)(11) (20) (21)(22)	Other Activities	100.00%	100.00%
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet S.A.)	Payment Institution	88.50%	88.50%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	100.00%	100.00%
Santander Brasil EFC	Financial	100.00%	100.00%
Santander Holding Imobiliária S.A. (Current Corporate Name of da Webcasas S.A.) (2) (17)	Holding	100.00%	100.00%

Controlled by Atual Securitizadora (13) (18)
Ipanema Empreendimentos e Participações (18)	Credit Management and Recovery Management	-	70.00%

Controlled by Ipanema Empreendimentos e Participações (18)
Gestora de Investimentos Ipanema (18)	Resource Manager	-	100.00%

Controlled by Getnet S.A.
Auttar HUT Processamento de Dados Ltda. (Auttar HUT)	Other Activities	-	100.00%
Integry Tecnologia e Serviços A.H.U Ltda. (Integry Tecnologia) (12)	Other Activities	-	100.00%
Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)	Other Activities	-	100.00%

Controlled by Sancap
Santander Capitalização S.A.	Savings and annuities	-	100.00%
Evidence Previdência S.A.	Social Securities	-	100.00%

Controlled by Aymoré CFI
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos) (1) (19)	Payment Institution	-	100.00%
Banco Olé Bonsucesso Consignado S.A. (Olé Consignado)(14)	Bank	-	60.00%
Banco PSA Finance Brasil S.A.	Bank	-	50.00%

Controlled by Olé Consignado (14)
BPV Promotora de Vendas e Cobrança Ltda.	Other Activities	-	100.00%
Olé Tecnologia Ltda. ((Current Corporate Name of Bonsucesso Tecnologia Ltda.) (4)	Other Activities	-	100.00%

Controlled by Santander Leasing
Santander Finance Arrendamento Mercantil S.A. (Current Corporate Name of PSA Finance Arrendamento Mercantil S.A. (Santander Finance Arrendamento Mercantil))	Leasing	-	100.00%

		Participation %
Directly and Indirectly controlled by Banco Santander (Brasil) S.A.	Activity	Direct	Direct and Indirect
Santander FIC FI Contract I Referenciado DI	Investment Fund		(a)
Santander Fundo de Investimento Unix Multimercado Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Financial Curto Prazo	Investment Fund		(a)
Santander Fundo de Investimento Capitalization Renda Fixa	Investment Fund		(a)
Santander Paraty QIF PLC (6)	Investment Fund		(a)
Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies) (6)	Investment Fund		(a)
BRL V - Fundo de Investimento Imobiliário-FII (8)	Real Estate Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI) (15)	Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL V) (16)	Investment Fund		(a)

(a) Company over which the Bank is exposed, or has rights, to variable returns and have the ability to affect those returns through the power of decision, in accordance with IFRS 10 - Consolidated Financial Statements. Banco Santander and its subsidiaries holds 100% of the shares of these investment funds.

(1) In May, 2017, it was approved by Bacen the authorization process for the Company operates as a payment institution.

(2) Through the Private Stock Purchase and Sale Agreement held on October 26, 2017, Santander Serviços sold its interest held in Webcasas S.A. to Banco Santander. The full sale occurred at book value.

(3) On December 22, 2017, Santander Corretora de Seguros (current corporate name of Santander Participações SA), Cia de Ferro Ligas da Bahia - Ferbasa SA (Ferbasa) and Brazil Wind SA entered into an agreement for the sale of 100% (one hundred percent) of the shares issued by BW Guirapá I SA (respectively the Agreement and BW Guirapá I SA) held by Santander Corretora de Seguros and Brazil Wind SA to Ferbasa (Operation). Subject to confirmation of certain assumptions, the acquisition price for all the shares held by Santander Corretora de Seguros will be up to R$414 million, and there may be an additional payment of up to R$35 million if future targets have been met stipulated in the Contract. The closing of the Transaction remains conditioned, among other conditions, to: (i) approval of the Operation at the Extraordinary General Meeting of Ferbasa, in accordance with its corporate governance; (ii) obtaining the necessary approvals from the competent authorities; and (iii) maintenance of the ordinary course of business of BW Guirapá SA Considering the current stage of the operation and the expectation of its successful completion, this investment was written off against a credit in the asset, consequently the assets and liabilities of BW Guirapa and subsidiaries are no longer consolidated in the consolidated balance sheet, and the profit or loss is recorded in the income statement until November 30, 2017 (Note 11).

(4) According to the contractual change on June 13, 2017, the shareholders agreed to change company´s name from Bonsucesso Tecnologia Ltda. to Olé Tecnologia Ltda.

(5) Banco Santander, through its subsidiaries, holds the risks and benefits of Santander Paraty and the Santander FI Hedge Strategies Subfund, resident in Ireland, and both are fully consolidated in its Consolidated Financial Statements. In the Irish market, an investment fund can not act directly and, for that reason, it was necessary to create another structure (a sub-fund), Santander FI Hedge Strategies. Santander Paraty does not have a financial position, and all position is derived from the financial position of Santander FI Hedge Strategies.

(6) At the ESM held on September 29, 2017, Santander Corretora de Seguros' shareholders' equity increase was approved in the amount of R$12,900, based on the net assets of Santander Brasil Advisory calculated based on its book value at base date of August 31, 2017, of which the amount of R$8,463 was allocated to the share capital account of Santander Corretora de Seguros, increasing the current capital from R$1,717,652 to R$1,726,115, by issuing a total of 37,554 (thirty-seven thousand, five hundred and fifty-four) nominative common shares with no par value that were subscribed and paid-in on that date by Banco Santander, the issue price was set at R$343.50 per share, calculated based on their respective carrying amounts, on the base date of August 31, 2017.

(7) The Banco Santander figured as lender of certain delayed debts (loans) which had real state as guaratees. The process of credit recovery consists in converte into capital contributions by the Real Estate Fund in conjunction concomitant transfer of the same shares to Banco Santander through the process of payment in kind of the above credit operations payments.

(8) At the Extraordinary General Meeting (EGM) held on May 8, 2017, it was approved the change of company name from Santander Participações S.A. to Santander Corretora de Seguros, Investimentos e Serviços S.A. At the same EGM, it was approved the company´s purpose change.

(9) At the ESM held on August 31, 2017, a capital increase of R$17,652 was approved, in view of the version of the net assets of Santander Microcrédito, based on its book value at the date - based on June 30, 2017, entirely destined to the share capital account of Santander Corretora de Seguros, transferring the capital stock from the current R$1,700,000 to R$1,717,652, through the issuance of a total of 51,776 (fifty-one thousand, seven hundred and seventy-six) registered common shares with no par value that were subscribed and paid by Banco Santander on that date, the issue price was set at R$340.93 per share, calculated based on their respective book values, on the base date of June 30, 2017.

(10) On August 31, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Microcrédito by Santander Corretora de Seguros (Current Corporate Name of Santander Participações S.A.) were approved, so that Santander Corretora de Seguros received through their book value, based on the balance sheet drawn up on June 30, 2017, all of the assets, rights and obligations of Santander Microcrédito. With the extinction of Santander Microcrédito the Santander Corretora de Seguros became its successor in all its rights and obligations.

(11) On March 9, 2017, under a contractual amendment, they resolved by mutual agreement to increase Integry Tecnologia's capital stock in the amount of R$75,000, from the current R$1,276 to R$76,276, through the distribution of 75.000.000 (seventy and five million) of new quotas with a par value of R$1.00 each.

(12) At the ESM held on September 11, 2017, a capital increase of R$120,000 was approved, through the issuance of 120,000,000 (one hundred and twenty million) new common shares, nominative and without par value, the capital stock of R$100.00 (one hundred reais) to R$120,000. The shares issued as a result of the capital increase were fully subscribed by the shareholder Banco Santander.

(13) At the ESM held on December 19, 2017, it was approved the increase of the Olé Conignado´s share capital in the amount of R$120.000, increasing it from R$400.000 to R$520.000, through the issuance of 58.071.890 (fifty eight million, seventy one thousand, eight hundred ninety) new ordinary shares without par value. The share capital increase approved by the shareholders is still pending from Bacen´s approval.

(14) This investment fund was formed and started to be consolidated in September of 2017. It refers to a structure where the Bank has sold certain loans agreements which were already written-off (agreements matured over 360 days) and transferred to this fund. The current Companhia Securitizadora de Créditos Financeiros (current Securitization Company) (Note 15), company controlled by the Bank, holds 100% of the fund´s shares.

(15) This fund was consolidated in October 2017 and is indirectly controlled by Atual Securitizadora.

(16) Investment acquired in October 2017.

(17) At the ESM held on July 21, 2017, the capital increase of Super Payments in the amount of R$20,000 was approved, increasing the capital stock from R$49,451 to R$69,451 through the issuance of 50,724,086 (fifty million, seven hundred and twenty-four thousand and eighty-six) new nominative common shares, with no par value, in all identical to those previously existing, at the approximate issue price of R$394.29 per thousand shares at the book value of Super Payments on June 30, 2017. The shares issued were fully subscribed and paid-in on the same date by Aymoré CFI.

(18) On September 29, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Brasil Advisory by Santander Corretora de Seguros (Current Corporate Name of Santander Participações S.A.) were approved, so that Santander Corretora de Seguros received through their book value, based on the balance sheet drawn up on August 31, 2017, all of the assets, rights and obligations of Santander Brasil Advisory. With the extinction of Santander Brasil Advisory the Santander Corretora de Seguros became its successor in all its rights and obligations.

(19) On November 17, 2017, was formalized the acquisition by Banco Santander of the participation by Santusa Holding, S.L. (equivalent to 39.35%) in the share capital of Santander Serviços. Thus, Banco Santander becomes the holder of 99.99% of the shares of Santander Serviços. The amount of R$298,978 relating to goodwill was recorded.

(20) On November 30, 2017, the merger and the Private Instrument of Protocol and Justification of the Merger Santander Serviços by Santander Corretora de Seguros (Current Corporate Name of Santander Participações S.A.). With the extinction of Santander Serviços , Santander Corretora de Seguros became its successor in all its rights and obligations

a) Partnership Formation with HDI Seguros S.A. for the Creation of the Totally Digital Cars Insurance Company

On December 20, 2017, the Bank signed agreements with HDI Seguros S.A. (HDI), in order to form a partnership for the issuance, offering and commercialization of car insurance 100% digital, through the creation of a new insurance company - the Santander Auto, which is controlled 50% by Sancap, entity fully controlled by Banco Santander, and 50% by HDI. The conclusion of this operation is subjected to the compliance with determined conditions including relevant regulatory authorizations.

b) Opening of the branch in Luxembourg

The Brazilian Central Bank, on June 9, 2017, granted to Banco Santander the authorization for the incorporation of a branch in Luxembourg, with a capital equivalent to US$1 billion (approximately R$ 3.2 billion) and the purpose of complementing the foreign trade strategy for corporate clients (large Brazilian companies and their operations abroad) and offering products and financial services through an offshore entity that is not established in a jurisdiction with favored taxation and that it allows an increase of the ability to source funds.

The incorporation of the branch is still subject to the authorization to be granted by the Luxembourg financial authority.

c) Market Agreement for indirect purchase of share on equity capital of Ipanema Empreendimentos e Participações and Gestora de Investimentos Ipanema

On July 5, 2017, Atual Companhia Securitizadora de Créditos Financeiros, a company wholly-owned by Banco Santander (Brasil) S.A., signed a purchase and sale agreement to acquire the equity portion corresponding to 70% of the shares representing the share capital of the companies Ipanema Empreendimentos e Participações Ltda., Gestora de Investimentos Ipanema Ltda. and Fundo Investimento Ipanema NPL V. The transaction was approved by Bacen on September 19, 2017 and, after fulfillment of other conditions precedent, the parties concluded the transaction on October 16, 2017.

d) Incorporation of the Gestora de Inteligência de Crédito - Partnership between Banco Santander and others banks in the Brazilian market

On April 14, 2017, the definitive documents necessary for the creation of a new credit bureau, Gestora de Inteligência de Crédito SA ("Company"), were signed by the shareholders, whose control will be shared among the shareholders who will hold 20% of the its share capital each. The Company will develop a database with the objective of aggregating, reconciling and processing registration and credit information of individuals and legal entities, in accordance with the applicable standards, providing a significant improvement in the processes of granting, pricing and directing credit lines. The Bank estimates that the Company will be fully operational in 2019.

e) Partnership Formation with the Hyundai Group in Brazil

On April 28, 2016, the Aymoré CFI and Banco Santander entered into a transaction for the formation of a partnership with Hyundai Motor Brasil Mondadori de Automóveis Ltda. (Hyundai Motor Brasil) and Hyundai Capital Services, Inc. (Hyundai Capital) for the constitution of Banco Hyundai Capital Brasil S.A. and an insurance brokerage company to provide, respectively, auto finance and insurance brokerage services and products to clients and Hyundai dealerships in Brazil. The partnership capital structure will have a shareholding of 50% held by Aymoré CFI, 25% held by Hyundai Capital and 25% held by Hyundai Motor Brasil. Such partnership implementation shall be subject to the applicable regulatory approvals. In september 19, 2017, it was published on the Federal Official Diary the presidential decree recognizing the brazilian government interest on the foreign participation in the national financial institution to be incorporated by Santander and Hyundai.